Related Party (Tables)	9 Months Ended
Sep. 30, 2015
Related Party (Tables) [Abstract]
Related Party Disclosure Tables [Text Block]
Service Agreements, Lease Agreements and Products
	For the nine months endedSeptember 30, 2015		For the nine months endedSeptember 30, 2014		September 30, 2015		December 31,2014
	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Accounts Receivables	Accounts Payables	Accounts Receivables	Accounts Payables

Service Agreements
Fresenius SE	145	14.550	238	17.059	22	2.855	106	3.134
Fresenius SE affiliates	5.557	56.818	6.249	49.384	734	3.938	1.396	2.462
Equity method investees	16.392	-	14.082	-	4.014	-	4.265	-
Total	$22.094	$71.368	$20.569	$66.443	$4.770	$6.793	$5.767	$5.596

Lease Agreements
Fresenius SE	-	7.161	-	7.907	-	-	-	-
Fresenius SE affiliates	-	10.967	-	13.281	-	-	-	-
Total	$-	$18.128	$-	$21.188	$-	$-	$-	$-

Products
Fresenius SE	5	-	-	-	-	-	-	-
Fresenius SE affiliates	19.957	27.675	42.822	33.644	9.918	3.502	18.352	4.132
Equity method investees	-	168.287	-	14.365	-	77.748	-	270
Total	$19.962	$195.962	$42.822	$48.009	$9.918	$81.250	$18.352	$4.402